Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 82,034,989	$ 66,454,221
Highly liquid investments	62,813,814	96,197,068
Total of cash and cash equivalents	$ 144,848,803	$ 162,651,289	$ 156,489,300	$ 88,841,826